JOHN HANCOCK TRUST
601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust (“JHT” or the “Trust”) is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable annuity and variable life insurance contracts (“variable contracts”). JHT provides a range of investment objectives through 107 separate investment portfolios or funds (each a “fund,” collectively the “funds”). The following funds are described in this Prospectus:

Ticker
Fund Name	Series II	Series NAV

Core Allocation Trust	JCLTX	N/A
Core Balanced Trust	JCBTX	N/A
Core Disciplined Diversification Trust	N/A	JGBNX
Core Fundamental Holdings Trust	N/A	N/A
Core Global Diversification Trust	N/A	N/A
Core Strategy Trust	JIATX	N/A
Lifestyle Balanced Trust	JLBTX	N/A

Ticker
Fund Name	Series I	Series II	Series NAV

Lifestyle Conservative Trust	N/A	JLCTX	N/A
Lifestyle Growth Trust	N/A	JLGTX	N/A
Lifestyle Moderate Trust	N/A	JLMTX	N/A
Money Market Trust	JHOXX	N/A	N/A
Total Bond Market Trust A	N/A	JEBBX	N/A
Ultra Short Term Bond Trust	N/A	N/A	JUSNX

Neither the Securities and Exchange Commission (the “SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense. No person, including any dealer or salesperson, has been authorized to give any information or to make any representations, unless the information or representation is set forth in this Prospectus. If any such unauthorized information or representation is given, it should not be relied upon as having been authorized by JHT, the adviser or any subadvisers to JHT or the principal underwriter of the shares. This Prospectus is not an offer to sell shares of JHT in any state where such offer or sale would be prohibited.

Prospectus dated May 3, 2010

as amended July 28, 2010

JOHN HANCOCK TRUST

CORE ALLOCATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series II	0.05%	0.25%	0.40%	0.94%	1.64%	-0.33%	1.31%

Series NAV[2]	0.05%	0.00%	0.40%	0.94%	1.39%	-0.33%	1.06%

1The Adviser has contractually limited other fund level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$133	$485	$861	$1,916

Series NAV	$108	$408	$729	$1,640

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Core Allocation Plus Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American

High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Portfolio Managers

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

CORE BALANCED TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[3]	expenses	reimbursement	expenses
Series II	0.05%	0.25%	0.26%	0.90%	1.46%	-0.19%	1.27%

Series NAV[2]	0.05%	0.00%	0.26%	0.90%	1.21%	-0.19%	1.02%

1The Adviser has contractually limited other fund level expenses to 0.07% until April 30, 2011. These expenses consist of operating expenses of the fund, excluding advisory, 12b-1, transfer agent and blue sky fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business.
2For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
3“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$129	$443	$779	$1,730

Series NAV	$104	$365	$647	$1,449

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Balanced Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American

High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (“ETFs”) and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 55% to 75%
fixed-income securities: 25% to 45%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Portfolio Managers

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

CORE DISCIPLINED DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series II	0.75%	0.25%	0.14%	1.14%

Series NAV	0.75%	0.00%	0.14%	0.89%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$116	$362	$628	$1,386

Series NAV	$91	$284	$493	$1,096

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. The fund may invest a substantial portion of its assets in the Disciplined Diversification Trust, a fund of JHT, but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its adviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 60% to 80%
fixed-income securities: 20% to 40%
foreign securities: 0% to 100%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Portfolio Managers

Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

CORE FUNDAMENTAL HOLDINGS TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement	expenses
Series I1	0.05%	0.35%	0.14%	0.48%	1.02%	-0.09%	0.93%

Series II	0.05%	0.55%	0.14%	0.48%	1.22%	-0.09%	1.13%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$95	$316	$554	$1,240

Series II	$115	$378	$662	$1,469

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments as described below.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments, see “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 0% to 40%

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

CORE GLOBAL DIVERSIFICATION TRUST

Investment Objective

To seek long term growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class	fee	fees	Expenses	expenses[2]	expenses	reimbursement	expenses
Series I1	0.05%	0.35%	0.14%	0.57%	1.11%	-0.09%	1.02%

Series II	0.05%	0.55%	0.14%	0.57%	1.31%	-0.09%	1.22%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$104	$344	$603	$1,344

Series II	$124	$406	$710	$1,571

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The fund invests in other funds and other investment companies (collectively, “Underlying Funds”) as well as other types of investments as described below. Under normal market conditions, the fund will invest a significant portion of its assets, directly or indirectly through Underlying Funds, in securities that are located outside the U.S.

The fund may invest a substantial portion of its assets in Underlying Funds that are series of the American Funds Insurance Series but is authorized to invest without limitation in other Underlying Funds and in other types of investments.

The fund may purchase shares of any Underlying Fund except other JHT funds of funds and the following JHT feeder funds: the American Asset Allocation Trust, American Blue Chip Income and Growth Trust, American Bond Trust, American Global Growth Trust, American Global Small Capitalization Trust, American Growth Trust, American Growth-Income Trust, American

High-Income Bond Trust, American International Trust and American New World Trust. When purchasing shares of other JHT funds, the fund only purchases NAV Class shares (which are not subject to Rule 12b-1 fees).

The Underlying Funds as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities (“commonly known as “junk bonds”) with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds, government issued, domestic and international securities.

The fund may invest in exchange traded funds (ETFs) and in the securities of other investment companies and make direct investments in other types of investments. See “Other Permitted Investments by the Funds of Funds” below.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investments and investment decisions made by the Underlying Funds’ subadvisers.

The fund anticipates that the fund’s allocation through the Underlying Funds to equity, fixed-income, and foreign securities will generally be within the following ranges, however, the fund reserves the right to invest outside these ranges at any time:
equity securities: 50% to 75%
fixed-income securities: 25% to 50%
foreign securities: 40% or more

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

CORE STRATEGY TRUST

Investment Objective

Seeks long term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total		Net
		Distribution		fees	fund	Contractual	fund
	Management	and service (12b-1)	Other	and	operating	expense	operating
Share Class[1]	fee	fees	Expenses	expenses[2]	expenses	reimbursement	expenses
Series II	0.05%	0.25%	0.03%	0.50%	0.83%	-0.06%	0.77%

Series NAV	0.05%	0.00%	0.03%	0.50%	0.58%	-0.06%	0.52%

1The Adviser has contractually agreed to reimburse Expenses of the fund that exceed 0.02% of the average annual net assets of the fund. Expenses includes all expenses of the fund except Rule 12b-1 fees, Underlying Fund expenses, class specific expenses such as blue sky and transfer agency fees, portfolio brokerage, interest, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of business. This reimbursement may be terminated any time after April 30, 2011.
2“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$79	$259	$455	$1,020

Series NAV	$53	$180	$318	$720

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests in other funds of JHT and other investment companies (including exchange traded funds) (“Underlying Funds”) as well as other types of investments, see “Other Permitted Investments by the Funds of Funds.” The fund invests approximately 70% of its total assets in equity securities and Underlying Funds which invest primarily in equity securities (“Equity Investments”) and approximately 30% of its total assets in fixed income securities and Underlying Funds which invest primarily in fixed income securities (“Fixed Income Investments”).

The fund may also invest in various Underlying Funds that as a group hold a wide range of equity type securities in their portfolios. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of the Underlying Funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the Underlying Funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income Underlying Funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

Variations in the target percentage allocations between Equity Investments and Fixed Income Investments are permitted up to 10% in either direction. For example, based on its investment allocation of approximately 70% of assets in Equity Investments and 30% of assets in Fixed Income Investments, the fund may have an equity/fixed income allocation of 20%/80% or 40%/60%. Variations beyond the permissible deviation range of 10% are not permitted except that, in light of market or economic conditions, the subadviser may determine that the normal percentage limitations should be exceeded to protect the fund or to achieve the fund’s objective.

The fund is monitored daily. To maintain target allocations in the Underlying Funds, daily cash flow for the fund will be directed to the Underlying Fund that most deviates from target. Quarterly, the subadviser may also rebalance the fund’s Underlying Funds to maintain target allocations. The subadviser may from time to time adjust the percent of assets invested in any specific Underlying Fund held by the fund. Such adjustments may be made to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust portfolio quality or the duration of fixed income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular Underlying Fund subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of the fund will reflect both its subadviser’s allocation decisions with respect to Underlying Funds and the investment decisions made by the Underlying Funds’ subadvisers. The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the Underlying Funds in which it invests.

When purchasing shares of other JHT funds, the fund only purchases Class NAV shares (which are not subject to Rule 12b-1 fees).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information about the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Derivatives risk  Use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk  The performance of a fund that focuses on a single industry or sector of the economy depends in large part on the performance of that industry or sector. As a result, the value of an investment may fluctuate more widely than it would in a fund that is diversified across industries or sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Unless all share classes shown in the table have the same inception date, performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class. The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The Combined Index is comprised of 70% S&P 500 Index and 30% Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

6.55%	-26.47%	21.65%

2007	2008	2009

Best Quarter:	13.17% (Quarter ended 06/30/2009) Worst Quarter: −14.86% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Since	Date of
	Year	Inception	Inception

Series II	21.65%	1.11%	2/10/2006
Series NAV	21.93%	1.16%	4/25/2008
S&P 500 Index	26.46%	−1.12%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006
Combined Index	20.44%	1.05%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

LIFESTYLE BALANCED TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series II	0.04%	0.25%	0.02%	0.73%	1.04%

Series NAV	0.04%	0.00%	0.02%	0.73%	0.79%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$106	$331	$574	$1,271

Series NAV	$81	$252	$439	$978

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 50% of its assets in underlying funds that invest primarily in equity securities and approximately 50% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 50% of its assets in equity underlying funds and 50% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 60%/40% and 40%/60%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly know as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the peformanace table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 50% of the Standard & Poor’s 500 Index and 50% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

2.34%	-4.85%	-9.95%	23.97%	13.41%	6.74%	12.51%	6.26%	-31.45%	30.48%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	15.73% (Quarter ended 06/30/2009) Worst Quarter: −17.76% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	30.48%	2.68%	3.47%	1/28/2002
Series NAV	30.90%	2.93%	3.61%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	16.34%	2.99%	2.99%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

LIFESTYLE CONSERVATIVE TRUST

Investment Objective

To seek a high level of current income with some consideration given to growth of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series II	0.04%	0.25%	0.03%	0.69%	1.01%

Series NAV	0.04%	0.00%	0.03%	0.69%	0.76%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$103	$322	$558	$1,236

Series NAV	$78	$243	$422	$942

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 80% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 20% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 10%/90% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly know as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the peformanace table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 20% of the Standard & Poor’s 500 Index and 80% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

7.54%	3.28%	1.77%	11.46%	8.51%	2.81%	8.13%	5.17%	-15.67%	21.44%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	10.60% (Quarter ended 06/30/2009) Worst Quarter: −8.32% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	21.44%	3.67%	5.05%	1/28/2002
Series NAV	21.63%	3.90%	5.18%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	10.11%	4.25%	5.07%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

LIFESTYLE GROWTH TRUST

Investment Objective

To seek long-term growth of capital. Current income is also a consideration.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series II	0.04%	0.25%	0.03%	0.74%	1.06%

Series NAV	0.04%	0.00%	0.03%	0.74%	0.81%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$108	$337	$585	$1,294

Series NAV	$83	$259	$450	$1,002

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 70% of its assets in underlying funds that invest primarily in equity securities and approximately 30% of its assets in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 70% of its assets in equity underlying funds and 30% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation ranging between 80%/20% and 60%/40%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or achieve its objective.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change the allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly know as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the performance table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 70% of the Standard & Poor’s 500 Index and 30% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

-3.18%	-9.16%	-15.85%	29.44%	14.60%	8.45%	13.28%	7.26%	-36.67%	32.95%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	17.74% (Quarter ended 06/30/2009) Worst Quarter: −20.77% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	32.95%	2.10%	1.99%	1/28/2002
Series NAV	33.32%	2.35%	2.13%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	20.44%	2.04%	1.49%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

LIFESTYLE MODERATE TRUST

Investment Objective

To seek a balance between a high level of current income and growth of capital, with a greater emphasis on income.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Acquired
				Fund	Total
		Distribution		fees	fund
	Management	and service (12b-1)	Other	and	operating
Share Class	fee	fees	Expenses	expenses[1]	expenses
Series II	0.04%	0.25%	0.03%	0.71%	1.03%

Series NAV	0.04%	0.00%	0.03%	0.71%	0.78%

1“Acquired Fund Fees and Expenses” are based on the indirect net expenses associated with the fund’s investment in the underlying funds. The “Total Fund Operating Expenses” include fees and expenses incurred indirectly by a fund as a result of its investment in other investment companies (Acquired Fund Fees and Expenses). The Total Fund Operating Expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the “Financial Highlights” section of the fund prospectus, which does not include Acquired Fund Fees and Expenses.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$105	$328	$569	$1,259

Series NAV	$80	$249	$433	$966

Portfolio Turnover

The fund, which operates as a fund of funds and invests in underlying funds, does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it turns over its portfolio, and a higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the underlying funds and of the fund. During its most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal Investment Strategies

The fund, except as otherwise described below, normally invests approximately 60% of its assets in underlying funds that invest primarily in fixed-income securities and approximately 40% in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed income underlying fund allocation ranging between 50%/50% and 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The subadviser may from time to time change this allocation in specific underlying funds or rebalance the underlying funds. To maintain target allocation in the underlying funds, daily cash flows for the fund will be directed to its underlying funds that most deviate from target.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks, domestic and foreign securities (including emerging market securities) and sector holdings such as utilities and science and technology stocks. Each of these underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of these underlying funds focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments such as corporate bonds and mortgage backed, government issued, domestic and international securities.

The fund may also invest in the securities of other investment companies including exchange traded funds (ETFs) and may make direct investments in other types of investments. See “Other permitted investments.”

The fund bears its own expenses and, in addition, indirectly bears its proportionate share of the expenses of the underlying funds in which it invests.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund of Funds
The Fund of Funds is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the Fund of Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Commodity risk  Commodity investments involve the risk of volatile market price fluctuation of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fund of funds risk  The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk  The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Principal Risks of Investing in the Underlying Funds
The principal risks of investing in the Underlying Funds include:

Active management risk  The subadviser’s investment strategy may fail to produce the intended result.

Convertible securities risk  The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. In addition, as the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Equity securities risk  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions.

Exchange-traded funds risk  Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

Industry or sector risk  Because the fund may focus on one or more industry or sector of the economy, its performance depends in large part on the performance of those sectors or industries. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across industries and sectors.

Initial public offerings risk  IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time causing an increase in portfolio turnover.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Lower-rated fixed-income securities risk and high-yield securities risk  Lower-rated fixed-income securities and high-yield fixed-income securities (commonly know as junk bonds) are subject to greater credit quality risk and risk of default than higher-rated fixed-income securities. These securities may be considered speculative and the value of these securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments and can be difficult to resell.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Short sales risk  Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

The fund has added the returns of the Standard & Poor’s 500 Index and the Barclays Capital U.S. Aggregate Bond Index to the peformanace table below to show the individual returns of broad-based securities market indices.

The Combined Index represents 40% of the Standard & Poor’s 500 Index and 60% of the Barclays Capital U.S. Aggregate Bond Index.

Calendar Year Total Returns for Series II:

3.92%	-1.09%	-4.08%	17.83%	11.04%	4.00%	10.18%	5.08%	-24.36%	26.86%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	13.91% (Quarter ended 06/30/2009) Worst Quarter: −13.29% (Quarter ended 12/31/2008)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series II	26.86%	2.93%	4.07%	1/28/2002
Series NAV	27.19%	3.18%	4.20%	4/29/2005
S&P 500 Index	26.46%	0.42%	−0.95%	1/7/1997
Barclays Capital U.S. Aggregate Bond Index	5.93%	4.97%	6.33%	1/7/1997
Combined Index	14.27%	3.44%	3.71%	1/7/1997

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.A.) Limited	Bruce Speca. Portfolio Manager; managed fund since 2010. Bob Boyda. Portfolio Manager; managed fund since 2010. Steve Medina. Portfolio Manager; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

MONEY MARKET TRUST

Investment Objective

To obtain maximum current income consistent with preservation of principal and liquidity.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series I	0.47%	0.05%	0.04%	0.56%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series I	$57	$179	$313	$701

Principal Investment Strategies

Under normal market conditions, the fund invests in high quality, U.S. dollar-denominated money market instruments

The subadviser may invest the fund’s assets in high quality, U.S. dollar-denominated money market instruments of the following types:

•	obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress (“U.S. Government Securities”), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the fund must be payable in U.S. dollars);
•	certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers’ acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100 million (or less than $100 million if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

•	commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as “P-1” or “P-2” by Moody’s or “A-1” or “A-2” by S&P) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the fund’s Board of Trustees, has determined to be of minimal credit risk and comparable quality. Securities in the highest rating category and their unrated equivalents are referred to as “First Tier” securities. Securities in the second-highest rating category and their equivalents are referred to as “Second Tier” securities;

•	corporate obligations maturing in 397 days or less which at the date of investment are rated in the highest rating category by any NRSRO (such as “Aaa” by Moody’s or “AAA” by S&P);

•	corporate obligations maturing in 45 days or less which at the date of investment are rated in the second highest rating category by any NRSRO (such as “Aa” by Moody’s or “AA” by Standard & Poor’s);

•	short-term obligations issued by state and local governmental issuers;
•	securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and
•	repurchase agreements with respect to any of the foregoing obligations.

Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the fund and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

All of the fund’s investments in First Tier securities will mature in 397 days or less and the fund’s investments in Second Tier securities will mature in 45 days or less. The fund maintains a dollar-weighted average maturity of 60 days or less, and a dollar-weighted average life of 120 days or less. Unlike the fund’s weighted average maturity, the fund’s weighted average life is calculated without reference to the re-set dates of variable rate debt obligations held by the fund. By limiting the maturity of its investments, the fund seeks to lessen the changes in the value of its assets caused by fluctuations in short-term interest rates. In addition, the fund invests only in securities which the fund’s Board of Trustees determines to present minimal credit risks and which at the time of purchase are “eligible securities” as defined by Rule 2a-7 under the 1940 Act.

The fund may invest up to 20% of its total assets in any of the U.S. dollar-denominated foreign securities described above. The fund will not acquire any security if, after doing so, more than 5% of its total assets would be invested in illiquid securities. An “illiquid security” is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the fund. The fund may not invest more than 3% of its total assets in Second Tier securities or more than 0.50% in Second Tier securities of a single issuer. The fund is not authorized to enter into mortgage dollar rolls or warrants.

The foregoing policies concerning portfolio liquidity and quality are effective immediately and the foregoing policies concerning portfolio maturity are effective as of June 30, 2010.

As of the date of this Prospectus, the fund seeks to maintain a stable net asset value (“NAV”) per share of $10.00. Effective June 1, 2010, shares of the fund will be split 10 shares for each one share, and the fund will thereafter seek to maintain a stable NAV per share of $1.00. This share split will not change the aggregate value of the shares that you hold in the fund. For example, if, immediately before the share split, you hold 100 shares of the fund having a NAV per share of $10.00 and an aggregate NAV of $1,000.00, then, immediately after the share split, you will hold 1,000 shares having a NAV per share of $1.00 and an aggregate NAV of $1,000.00.

The fund generally expects to declare and pay dividends from net investment income on a daily basis on each share class as long as the income attributable to a class exceeds the expenses attributable to that class on each day. If class expenses exceed class income on any day, the fund will not pay a dividend on the class on that day and will resume paying dividends only when, on a future date, the accumulated net investment income of the class is positive. The fund has adopted this policy because, in the current investment environment of low interest rates, it may find that on any given day or on a number of consecutive days, its investment returns may be less than the expenses attributable to a class. For a more complete description of this policy, which can result in the fund not paying dividends on one or more classes for one or more periods that may be as short as a day or quite lengthy, see “General Information — Dividends” below. For a description of the allocation of expenses among fund share classes, see “Multiclass Pricing; Rule 12b-1 Plans” in the prospectus.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of a shareholder’s investment at $10.00 ($1.00 as of June 1, 2010) per share, it is possible to lose money by investing in the fund. For example, the fund could lose money if a security purchased by the fund is downgraded and the fund must sell the security at less than the cost of the security. There is no assurance that the fund will be able to maintain a constant per share NAV of $10.00 ($1.00 as of June 1, 2010).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Changing distribution levels risk  The amount of the distributions paid by the fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Medium and smaller company risk  The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series I:

5.88%	3.59%	1.18%	0.58%	0.81%	2.66%	4.44%	4.56%	1.76%	0.20%

2000	2001	2002	2003	2004	2005	2006	2007	2008	2009

Best Quarter:	1.52% (Quarter ended 09/30/2000 and 12/31/2000) Worst Quarter: 0.00% (Quarter ended 12/31/2009)

Average Annual Total Returns for period ended 12/31/2009

	One	Five	Ten	Date of
	Year	Year	Year	Inception

Series I	0.20%	2.71%	2.55%	6/18/1985
Citigroup 3 Month Treasury Bill Index	0.16%	2.88%	2.84%	6/18/1985

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser:  MFC Global Investment Management (U.S.A.) Limited

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

TOTAL BOND MARKET TRUST A

Investment Objective

To seek to track the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Barclays Index”) (which represents the U.S. investment grade bond market).

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class	fee	fees	Expenses	expenses
Series II	0.47%	0.25%	0.03%	0.75%

Series NAV	0.47%	0.00%	0.03%	0.50%

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3	Year 5	Year 10
Series II	$77	$240	$417	$930

Series NAV	$51	$160	$280	$628

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During its most recent fiscal year, the fund’s portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowing for investment purposes) in securities listed in the Barclays Index.

The fund is an index fund, which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The fund is a passively managed fund that seeks to mirror the performance of its target index, minimizing performance differences over time.

An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The fund attempts to match the performance of the Barclays Index by holding a representative sample of the securities that comprise the Barclays Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the fund, while it attempts to track its target index closely, typically will be unable to match the performance of the target index exactly.

The fund is an intermediate term bond fund of high and medium credit quality that seeks to track the performance of the Barclays Index, which broadly represents the U.S. investment grade bond market.

The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Barclays Index.

The Barclays Index consists of dollar-denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

•	U.S. Treasury and agency securities;
•	Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities (“CMBS”) and collateralized mortgage offerings (“CMOs”);
•	Corporate bonds, both U.S. and foreign (if dollar-denominated); and
•	Foreign government and agency securities (if dollar-denominated).

The subadviser selects securities to match, as closely as practicable, the Barclays Index’s duration, cash flow, sector, credit quality, callability and other key performance characteristics.

The Barclays Index’s composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

The fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Use of Hedging and Other Strategic Transactions. The fund is authorized to use all of the various investment strategies referred to under “Additional Information About the Funds’ Principal Risks — Hedging, derivatives and other strategic transactions risk.”

Principal Risks of Investing in the Fund
The fund is subject to risks, and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Index management risk  Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past Performance
The following information provides some indication of the risks of investing in the fund by showing changes in performance from year to year and by showing how average annual returns for specified periods compare with those of a broad measure of market performance. Performance shown for periods prior to the inception date of a class is the actual performance of the fund’s oldest share class (Series I). The pre-inception performance of a share class has not been adjusted to reflect any difference in expenses (including Rule 12b−1 fees) between that class and the oldest class. As a result, the pre-inception performance shown for a class may be higher or lower than it would be if adjusted to reflect the actual expenses of the class. The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

Calendar Year Total Returns for Series NAV:

6.63%	5.86%	4.47%

2007	2008	2009

Best Quarter:	4.79% (Quarter ended 12/31/2008) Worst Quarter: −1.05% (Quarter ended 06/30/2008)

Average Annual Total Returns for period ended 12/31/2009
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

		Since
		Inception
	One	of Series	Date of
	Year	Shares I	Inception

Series II	4.21%	5.12%	5/3/2007
Series NAV	4.47%	5.35%	2/10/2006
Barclays Capital U.S. Aggregate Bond Index	5.93%	5.84%	2/10/2006

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

Declaration Management & Research LLC	Peter Farley, CFA. Senior Vice President; managed fund since 2005. Joshua Kuhnert, CFA. Assistant Vice President; managed fund since 2009.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

ULTRA SHORT TERM BOND TRUST

Goal and strategy

The fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if shares of the fund are held for your variable contract or qualified plan account. They are based on expenses incurred during the fund’s most recent fiscal year expressed as a percentage of the fund’s average net assets during the year. The fees and expenses do not reflect fees and expenses of any variable contract that may use the fund as its underlying investment medium and would be higher if they did.

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

				Total
		Distribution		fund
	Management	and service (12b-1)	Other	operating
Share Class[1]	fee	fees	Expenses	expenses
Series II	0.55%	0.25%	0.08%	0.88%

Series NAV	0.55%	0.00%	0.08%	0.63%

1For funds and classes that have not commenced operations or have an inception date of less than six months as of December 31, 2009, expenses are estimated.

Examples.  The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Year 1	Year 3
Series II	$90	$281

Series NAV	$64	$202

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund had not commenced operations as of the date of this prospectus, there is no portfolio turnover to report.

Goal and strategy

Under normal circumstances, the fund invests at least 80% of its net assets in a diversified portfolio of domestic, investment grade, debt securities. Debt securities may be issued by governments, companies or special purpose entities and may include notes, discount notes, bonds, debentures, commercial paper, repurchase agreements, mortgage-backed and other asset-backed securities and assignments, participations and other interests in bank loans. The fund may also invest in cash and cash equivalents.

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s Corporation (“S&P”), Fitch Investors Service, Inc. (“Fitch”) or Moody’s Investors Service, Inc. (“Moody’s”), or are unrated securities determined by the subadviser to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by S&P and Fitch or as Aaa, Aa, A or Baa by Moody’s.

The fund may invest up to 20% of its net assets in securities that are rated BBB by S&P or Fitch or Baa by Moody’s or unrated securities determined by the subadviser to be of comparable quality. The fund may invest up to 20% of its net assets in non-US debt securities including up to 5% of its nets assets in non-US debt securities that are denominated in a foreign currency.

Under normal circumstances, the fund’s dollar weighted average maturity will be two years or less and its duration will be one year or less. Up to 15% of the fund’s net assets may be invested in securities with maturities greater than three years.

Use of Hedging and Other Strategic Transactions. The fund is authorized to use various hedging, derivatives and other strategic transactions described under “Additional Information about the Funds’ Principal Risks – Hedging, derivatives and other strategic transactions risk.”

In particular, the fund may invest in derivatives, including futures, currency forwards, options, swap contracts and other derivative instruments. The fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

Principal Risks of Investing in the Fund
The fund is not a money market fund. The fund’s value will fluctuate and you could lose money by investing in the fund. The principal risks of investing in the fund include:

Active management risk  The investment strategy may fail to produce the intended result.

Credit and counterparty risk  The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract or a borrower of a fund’s securities, may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations.

Economic and market events risk  Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, reduced liquidity in credit and fixed income markets may adversely affect issuers worldwide.

Emerging markets risk  The risks of investing in foreign securities are greater for investments in emerging markets. Emerging market countries may experience higher inflation, interest rates and unemployment as well as greater social, economic, regulatory and political uncertainties than more developed countries.

Fixed-income securities risk  Fixed-income securities are affected by changes in interest rates and credit quality. A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest-rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk  As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments.

Hedging, derivatives and other strategic transactions risk  Hedging and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. In addition, the use of derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses, more than the principal amount invested. Investing in derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments and, in a down market, could become harder to value or sell at a fair price.

High portfolio turnover risk  Actively trading securities can increase transaction costs (thus lowering performance).

Issuer risk  An issuer of a security may perform poorly and, therefore, the value of its stocks and bonds may decline. An issuer of securities held by the fund could default or have its credit rating downgraded.

Liquidity risk  Exposure exists when trading volume, lack of a market maker, or legal restrictions impair the ability to sell particular securities or close derivative positions at an advantageous price.

Mortgage-backed and asset-backed securities risk  Different types of mortgage-backed securities and asset-backed securities are subject to different combinations of prepayment, extension, interest rate and/or other market risks.

Past performance
This section normally shows how the fund’s total return has varied from year to year, along with a broad-based securities market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Management

Investment Adviser:  John Hancock Investment Management Services, LLC

Subadviser	Portfolio Managers

MFC Global Investment Management (U.S.), LLC	Howard C. Greene. Senior Vice President; managed fund since 2010. Jeffrey N. Given. Vice President; managed fund since 2010.

Other Important Information Regarding the Fund

For important information about taxes and financial intermediary compensation, please turn to “Additional Information about the Funds” at page 49 of the Prospectus.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Taxes

For federal income tax purposes, each of the funds is treated as a separate entity, intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to meet the diversification requirements that are applicable to mutual funds that serve as underlying investments for insurance company separate accounts. A fund that qualifies as a regulated investment company will not be subject to U.S. federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year (provided that it distributes at least 90% of its net investment income and net tax exempt interest income for the taxable year). Insurance company separate accounts, the principal shareholders of the funds, generally do not pay tax on dividends and capital gain distributions from the funds.

Because shares of the funds may be purchased only through variable insurance contracts and qualified plans, it is expected that any dividends or capital gains distributions made by the funds will be exempt from current federal taxation if left to accumulate within the variable contract or qualified plan. Holders of variable insurance contracts should consult the prospectuses of their respective contracts for information on the federal income tax consequences to such holders.

Variable contract owners should consult with their own tax advisors as to the tax consequences of investments in the funds, including the application of state and local taxes.

More information about taxes is located in the SAI under the heading “Additional Information Concerning Taxes.”

Compensation of Financial Intermediaries

The funds are not sold directly to the general public but instead are offered as underlying investment options for variable insurance contracts. The distributors of these contracts, the insurance companies that issue the contracts and their related companies may pay compensation to broker-dealers and other intermediaries for distribution and other services and may enter into revenue sharing arrangements with certain intermediaries. The source of funds for these payments to intermediaries may be the fees paid by the funds under their agreements with insurance and related companies for management, distribution and other services. Payments by insurance and related companies to intermediaries may create a conflict of interest by influencing them and their salespersons to recommend such contracts over other investments. Ask your salesperson or visit your financial intermediary’s Web site for more information. In addition, payments by the funds to insurance and related companies may be a factor that an insurance company considers in including the funds as underlying investment options in variable insurance contracts. The prospectus (or other offering document) for your variable insurance contract may contain additional information about these payments.

Temporary Defensive Investing (applicable to all funds except Money Market Trust )

During unusual or unsettled market conditions, for purposes of meeting redemption requests, or pending investment of its assets, a fund generally may invest all or a portion of its assets in cash and securities that are highly liquid, including: (a) high quality money market instruments, such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents; and (b) money market funds. In the case of funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a fund is in a defensive position, its ability to achieve its investment objective will be limited.

OTHER PERMITTED INVESTMENTS BY THE FUNDS OF FUNDS+

Each fund of funds may directly:

•	Purchase U.S. government securities and short-term paper.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the “1940 Act”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser, including exchange traded funds (“ETFs”), subject to the limits set forth under the 1940 Act and rules thereunder.
•	Purchase securities of registered closed-end investment companies.
•	Invest in foreign and domestic equity securities that may include common and preferred stocks of large, medium and small capitalization companies in both developed (including the U.S.) and emerging markets.
•	Invest in foreign and domestic fixed income securities that may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed income securities may include securities of issuers in both developed (including the

U.S.) and emerging markets and may include fixed income securities rated below investment grade (sometimes referred to as “junk bonds”).

•	Invest up to 15% of its net assets in illiquid securities, including securities issued by limited partnerships and other pooled investment vehicles, including hedge funds.
•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.
•	With the prior approval of the Adviser’s Complex Securities Committee, invest in qualified publicly traded partnerships, including qualified publicly traded partnerships that invest principally in commodities or commodity-linked derivatives.*
•	With the prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities.*

A fund of funds may use various investment strategies such as hedging and other related transactions. For example, a fund of funds may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by a fund of funds. In addition, these strategies may be used to gain exposure to a particular securities market. A fund of funds also may with prior approval of the Adviser’s Complex Securities Committee, purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Hedging and Other Strategic Transactions Risks” in the SAI.

*Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments and certain other instruments would constitute “qualifying income” to a regulated investment company, a fund of funds is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Adviser’s Complex Securities Committee. See “Additional Information Concerning Taxes” in the SAI.

+The Fund of Funds are:

Each Lifestyle Trust

Core Allocation Trust

Core Balanced Trust

Core Disciplined Diversification Trust

Core Fundamental Holdings Trust

Core Global Diversification Trust

Core Strategy Trust

(Collectively the “Fund of Funds”)

ADDITIONAL INFORMATION ABOUT THE FUNDS OF FUNDS’
PRINCIPAL RISKS

The principal risks of investing in each fund of fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHT’s Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

Active management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue the fund’s objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, the fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent the fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Commodity risk

Commodity investments involve the risk of volatile market price fluctuations of commodities resulting from fluctuating demand, supply disruption, speculation and other factors.

Derivatives risk

A fund’s use of certain derivative instruments (such as options, futures and swaps) could produce disproportionate gains or losses. Derivatives are generally considered more risky than direct investments and, in a down market, could become harder to value or sell at a fair price.

Exchange traded funds risk (“ETFs”)

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although lack of liquidity in an ETF could result in it being more volatile. ETFs have management fees, which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment objective will depend largely on the ability of the subadviser to select the appropriate mix of Underlying Funds. In addition, achieving the fund’s objective will depend on the performance of the Underlying Funds which depends on the Underlying Funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the Underlying Funds will achieve their investment objectives. A fund is subject to the same risks as the Underlying Funds in which it invests. Each fund invests in Underlying Funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks. As a fund’s asset mix becomes more conservative, the fund becomes more susceptible to risks associated with fixed-income securities.

Investment company securities risk

A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ PRINCIPAL RISKS

The principal risks of investing in each fund are summarized in the description of that fund above. These risks are more fully described below. The risks are described in alphabetical order and not in order of importance. JHT’s Statement of Additional Information dated the same date as this prospectus (the “SAI”) contains further details about these risks as well as information about additional risks.

Active management risk

A fund that relies on the manager’s ability to pursue the fund’s goal is subject to management risk. The manager will apply investment techniques and risk analyses in making investment decisions for a fund and there can be no guarantee that these will produce the desired results. A fund generally does not attempt to time the market and instead generally stays fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Changing distribution levels risk

The amount of the distributions paid by a fund generally depends on the amount of income and/or dividends received by the fund on the securities it holds. A fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the fund receives from its investments decline.

Convertible securities risk

Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. The market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, a convertible security’s market value also tends to reflect the market price of common stock of the issuing company, particularly when that stock price is greater than the convertible security’s “conversion price.” The conversion price is defined as the predetermined price or exchange ratio at which the convertible security can be converted or exchanged for the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced more by the yield of the convertible security. Thus, it may not decline in price to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, convertible securities generally entail less risk than its common stock.

Credit and counterparty risk

This is the risk that the issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter (OTC) derivatives contract (see “Hedging, derivatives and other strategic transactions risk”), or a borrower of a fund’s securities, will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise to honor its obligations. Credit risk associated with investments in fixed-income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. A fund that invests in fixed-income securities is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the fund’s share price and income level. Nearly all fixed-income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. U.S. government securities are subject to varying degrees of credit risk depending upon whether the securities are supported by the full faith and credit of the United States, supported by the ability to borrow from the U.S. Treasury, supported only by the credit of the issuing U.S. government agency, instrumentality, corporation or otherwise supported by the United States. For example, issuers of many types of U.S. government securities (e.g., the Federal Home Loan Mortgage Corporation (Freddie Mac), Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Banks), although chartered or sponsored by Congress, are not funded by Congressional appropriations, and their fixed-income securities, including asset-backed and mortgage-backed securities, are neither guaranteed nor insured by the U.S. government. An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds). When a fixed-income security is not rated, a subadviser may have to assess the risk of the security itself. Asset-backed securities, whose principal and interest payments are supported by pools of other assets, such as credit card receivables and automobile loans, are subject to further risks, including the risk that the obligors of the underlying assets default on payment of those assets.

Funds that invest in below investment-grade securities (also called junk bonds), which are fixed-income securities rated “Ba” or lower by Moody’s or “BB” or lower by Standard & Poor’s (S&P), or determined by a subadviser to be of comparable quality to securities so rated, are subject to increased credit risk. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Below investment-grade securities offer the potential for higher investment returns than higher-rated securities, but they carry greater credit risk: their issuers’ continuing ability to meet principal and interest payments is considered speculative, and they are more susceptible to real or perceived adverse economic and competitive industry conditions, and may be less liquid than higher-rated securities.

In addition, a fund is exposed to credit risk to the extent it makes use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and engages to a significant extent in the lending of fund securities or the use of repurchase agreements. OTC derivatives transactions can only be closed out with the other party to the transaction. If the counterparty defaults, a fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, a fund will succeed in enforcing them. A fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions.

Economic and market events risk

Events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to, the U.S. government’s placement of Fannie Mae and Freddie Mac under conservatorship (see “Investment Policies — U.S. Government and Government Agency Obligations — U.S. Instrumentality Obligations”), the bankruptcy filings of Lehman Brothers, Chrysler and General Motors, the sale of Merrill Lynch to Bank of America, the U.S. Government support of American International Group and Citigroup, the sale of Wachovia to Wells Fargo, reports of credit and liquidity issues involving certain money market mutual funds, and emergency measures by the U.S. and foreign governments banning short-selling. Both domestic and foreign equity markets have been experiencing increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions will continue.

In addition to the unprecedented volatility in financial markets, the reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide. This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples. It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices. These events and possible continuing market volatility may have an adverse effect on the funds.

Equity securities risk

Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate, and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition, and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies in which the fund is invested declines, or if overall market and economic conditions deteriorate. Even a fund that invests in high-quality or “blue chip” equity securities, or securities of established companies with large market capitalizations (which generally have strong financial characteristics), can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be less able to react quickly to changes in the marketplace.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk.  Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest-rate risk and (b) credit quality risk.

Interest-rate risk.  Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest-rate risk.

Credit quality risk.  Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth under “Fixed-income securities risk” in the prospectus.

Investment-grade fixed-income securities in the lowest-rating category risk.  Investment-grade fixed-income securities in the lowest-rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher-rating categories. While such securities are considered investment-grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher-grade securities.

Lower-rated fixed-income securities risk and high-yield securities risk.  Lower-rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s, and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower-rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher-rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
•	Price volatility. The price of lower-rated fixed-income securities may be more volatile than securities in the higher-rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher-rated fixed-income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
•	Liquidity. The market for lower-rated fixed-income securities may have more limited trading than the market for investment-grade fixed-income securities. Therefore, it may be more difficult to sell these securities, and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit-rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower-rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher-rated securities.

Additional risks regarding lower-rated corporate fixed-income securities.  Lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower-rated foreign government fixed-income securities.  Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Prepayment of principal.  Many types of debt securities, including floating-rate loans, are subject to prepayment risk. Prepayment risk occurs when the issuer of a security can repay principal prior to the security’s maturity. Securities subject to prepayment risk can offer less potential for gains when the credit quality of the issuer improves.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to funds that invest a material portion of their assets in securities of foreign issuers traded in the U.S.

Emerging markets risk.  Funds that invest a significant portion of their assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in the unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Currency risk.  Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Hedging, derivatives and other strategic transactions risk

The ability of a fund to utilize derivatives, hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements and market risk, counterparty risk, credit risk, interest risk and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s securities. Even if the subadviser only uses hedging and other strategic transactions in a fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful, it could result in a significant loss to a fund. The amount of loss could be more than the principal amount invested. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised.

A fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Examples of derivative instruments include options contracts, futures contracts, options on futures contracts and swap agreements (including, but not limited to, credit default swaps and swaps on exchange traded funds). Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates and related indexes. A fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. Derivatives may be used in a way to adjust efficiently the exposure of a fund to various securities, markets and currencies without a fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. Further, since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a fund uses derivatives for leverage, investments in that fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, a fund may segregate assets determined to be liquid or, as permitted by applicable regulation, enter into certain offsetting positions to cover its obligations under derivative instruments. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, a fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While a subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent a fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of other risks, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets, rates or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. The fund is also subject to the risk that the counterparty closes out the derivatives transactions upon the occurrence of certain triggering events. In addition, a subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

A detailed discussion of various hedging and other strategic transactions appears in the SAI. To the extent the fund utilizes hedging and other strategic transactions, it will be subject to the same risks.

High portfolio turnover risk

A high fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a fund. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Index management risk

Certain factors may cause a fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the fund’s transaction expenses, and the size and timing of its cash flows, may result in the fund’s performance being different than that of its index. Moreover, the fund will generally reflect the performance of its target index even when the index does not perform well.

Industry or sector investing risk

When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that industry or sector.

Banking Risk.  Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

Financial Services Industry Risk.  A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies face shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

Insurance companies are engaged in underwriting, selling, distributing or placing of property and casualty, life or health insurance. Insurance company profits are affected by many factors, including interest rate movements, the imposition of premium rate caps, competition and pressure to compete globally. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality rates. Already extensively regulated, insurance companies’ profits may also be adversely affected by increased government regulations or tax law changes.

Health Sciences Risk.  Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.

Insurance Risk.  Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.

Other Financial Services Companies Risk.  Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

Telecommunications Risk.  Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

Technology Related Risk.  A fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described under “Medium and smaller company risk.”

Utilities Risk.  Issuers in the utilities sector are subject to many risks, including the following: increases in fuel and other operating costs; restrictions on operations, increased costs and delays as a result of environmental and safety regulations; coping with the impact of energy conservation and other factors reducing the demand for services; technological innovations that may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty in obtaining adequate returns on invested capital; difficulty in obtaining approval of rate increases; the high cost of obtaining financing, particularly during periods of inflation; increased competitions resulting from deregulation, overcapacity, and pricing pressures; and the negative impact of regulation. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

Initial public offerings (IPOs) risk

Certain funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

Issuer risk

An issuer of a security purchased by a fund may perform poorly and, therefore, the value of its stocks and bonds may decline and the issuer may default on its obligations. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

Liquidity risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for funds which invest in emerging markets and related derivatives that are not widely traded, and that may be subject to purchase and sale restrictions.

Lower rated fixed income securities risk

Lower rated fixed income securities and high yield fixed-income securities (commonly known as “junk bonds”) are subject to the same risks as other fixed income securities but have greater credit quality risk and may be considered speculative. In addition, lower-rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed-income securities. Issuers of lower-rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid. Lower-rated foreign government fixed-income securities are subject to the risks of investing in foreign countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging-market countries may experience high inflation, interest rates and unemployment, as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Medium and smaller company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets, or financial resources or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities, and their value may fluctuate more sharply than those securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations. These risks apply to all funds that invest in the securities of companies with smaller market capitalizations, each of which primarily makes investments in companies with smaller- or medium-sized market capitalizations.

Mortgage-backed and asset-backed securities risk

Mortgage-backed securities.  Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments, and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the fund and not the purchase of shares of the fund.

Mortgage-backed securities are issued by lenders, such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities, which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.

When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.

The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property, or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment, which may result in a loss to the fund.

Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates, prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much, due to their prepayment feature.

Collateralized mortgage obligations.  A fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Asset-backed securities.  Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

Short sales risk

Certain funds may make short sales of securities. This means a fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A fund generally borrows the security to deliver to the buyer in a short sale. The fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The fund must pay the lender interest on the security it borrows, and the fund will lose money if the price of the security increases between the time of the short sale and the date when the fund replaces the borrowed security. A fund may also make short sales “against the box.” In a short sale against the box, at the time of sale, the fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a fund closes its short position or replaces a borrowed security, a fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or (ii) otherwise cover its short position.

ADDITIONAL INFORMATION ABOUT THE FUNDS’
PRINCIPAL INVESTMENT POLICIES (INCLUDING EACH FUND OF FUND)

Subject to certain restrictions and except as noted below, a fund may use the following investment strategies and purchase the following types of securities.

Foreign Repurchase Agreements

A fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

Illiquid Securities

A fund is precluded from investing in excess of 15% of its net assets (or 10% in the case of the Money Market Fund) in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.

Indexed/Structured Securities

Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. A fund bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

Lending of Fund Securities

A fund may lend its securities so long as such loans do not represent more than 33 1/3% of the fund’s total assets. As collateral for the loaned securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the loaned securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the loaned securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Loan Participations

The funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. If a fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

At the time a fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

The funds may only enter into covered rolls. A “covered roll” is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

Repurchase Agreements

The funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The fund’s risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

Reverse Repurchase Agreements

The funds may enter into “reverse” repurchase agreements. Under a reverse repurchase agreement, a fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The funds will maintain liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share, the funds will cover the transaction as described above.

U.S. Government Securities

The funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include Fannie Mae, FHLBs and Freddie Mac. See “Credit and counterparty risk” for additional information on Fannie Mae and Freddie Mac securities.

Warrants

The funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

When-Issued/Delayed-Delivery/Forward Commitment Securities

A fund may purchase or sell debt or equity securities on a “when-issued,” delayed-delivery or “forward commitment” basis. These terms mean that the fund will purchase or sell securities at a future date beyond customary settlement (typically trade date plus 30 days or longer) at a stated price and/or yield. At the time delivery is made, the value of when-issued, delayed-delivery or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher or lower than those obtained in the transaction.

These investment strategies and securities are described further in the SAI.

MANAGEMENT

Trustees

JHT is managed under the direction of its Trustees. The Board oversees the business activities of the funds and retains the services of the various firms that carry out the operations of the funds. The Board may change the investment objective and strategy of a fund without shareholder approval.

Investment Management

John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHT and is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Adviser is a Delaware limited liability company with its principal offices located at 601 Congress Street, Boston, Massachusetts 02210. Its ultimate controlling parent is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada.

MFC and its subsidiaries operate as “Manulife Financial” in Canada and Asia and principally as “John Hancock” in the United States.

The Adviser administers the business and affairs of JHT and, except in the case of the funds noted below, selects, contracts with and compensates subadvisers to manage the assets of most of the funds. The Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Board subject to Board approval, the Adviser may elect to directly manage fund assets directly and currently manages the assets of certain funds. As compensation for its services, the Adviser receives a fee from JHT computed separately for each fund. Appendix A to this Prospectus is a schedule of the management fees each fund currently is obligated to pay the Adviser.

Subject to the supervision of the Adviser and the Board, the subadvisers manage the assets of the funds. Each subadviser formulates an investment program for each fund it subadvises, consistent with the fund’s investment goal and strategy, and regularly reports to the Adviser and the Board with respect to such program. The subadvisers are compensated by the Adviser and not by the funds.

An SEC order permits the Adviser to appoint a subadviser or change the terms of a subadvisory agreement (including subadvisory fees) without the expense and delays associated with obtaining shareholder approval. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT without obtaining shareholder approval.

A discussion regarding the basis for the Board’s approval of the advisory and subadvisory agreements for the funds is available in the funds’ annual report to shareholders for the period ended December 31.

The Adviser has contractually agreed to waive its management fee or reimburse expenses (the Reimbursement) for certain participating funds of the Trust and John Hancock Funds II. The Reimbursement will equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating funds that exceeds $85 billion. The amount of the Reimbursement will be calculated daily and allocated among all the participating funds in proportion to the daily net assets of each such fund. The Reimbursement may be terminated or modified at any time by the Adviser with the approval of the Trust’s Board of Trustees (the Board).

Expense Recapture (applicable to all funds)

The Adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred.

Direct Management of Funds by the Adviser

The Adviser directly manages the assets of the following funds:

Core Allocation Trust
Core Balanced Trust
Core Disciplined Diversification Trust

The following persons are portfolio managers for these funds:

Bruce Speca

•	Portfolio manager of the funds since 2010

•	Chief Investment Officer and Executive Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009

Bob Boyda

•	Portfolio manager of the funds since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009

Steve Medina

•	Portfolio manager of the funds since 2010

•	Senior Vice President, the Adviser

•	Vice President and Portfolio Manager, MFC Global (U.S.A.)

•	Joined the Adviser in 1998 and MFC Global (U.S.A) in 2009

For more information about the portfolio managers, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Subadvisers and Portfolio Managers

Set forth below, in alphabetical order by subadviser, is additional information about the subadvisers and the fund portfolio managers. The SAI includes additional details about the portfolio managers, including information about their compensation, accounts they manage other than the funds and their ownership of fund securities.

Declaration Management & Research LLC (“Declaration”)

Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company (“JHLICO”). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Total Bond Market Trust A	Peter Farley
Joshua Kuhnert

•	Peter Farley, CFA. Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research. Mr. Farley is a member of Declaration’s Investment Committee.
•	Joshua Kuhnert, CFA. Mr. Kuhnert joined Declaration in 2007 and is an Assistant Vice President. He manages Active Core and Index portfolios. Prior to 2007, Mr. Kuhnert was employed by ASB Capital Management, Commonwealth Advisors and Tricon Energy.

MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”)

MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. (“JHFS”) and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

Fund	Portfolio Managers

Ultra Short Term Bond Trust	Howard C. Greene
Jeffrey N. Given

•	Jeffrey N. Given. Vice President; joined MFC Global (U.S.) in 1993.

•	Howard C. Greene. Senior Vice President; joined MFC Global (U.S.) in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

Fund	Portfolio Managers

Core Fundamental Holdings Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Global Diversification Trust	Bob Boyda
Steve Medina
Bruce Speca
Core Strategy Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Balanced Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Conservative Trust	Bob Boyda
Steve Medina
Bruce Speca

Fund	Portfolio Managers

Lifestyle Growth Trust	Bob Boyda
Steve Medina
Bruce Speca
Lifestyle Moderate Trust	Bob Boyda
Steve Medina
Bruce Speca
Money MarketTrust	Maralyn Kobayashi
Faisal Rahman

•	Bob Boyda. Portfolio manager of the fund since 2010; Senior Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 1997 and MFC Global (U.S.A.) in 2009.

•	Faisal Rahman CFA. Portfolio Manager joined MFC Global (U.S.A.) in 2001.

•	Maralyn Kobayashi. Vice President and Senior Portfolio Manager of Money Market TrustTrust; joined MFC Global (U.S.A.) in 1981.

•	Steve Medina. Portfolio manager of the fund since 2010; Senior Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 1998 and MFC Global (U.S.A. ) in 2009.
•	Bruce Speca. Portfolio manager of the fund since 2010; Chief Investment Officer and Executive Vice President, the Adviser; Vice President and Portfolio Manager, MFC Global (U.S.A.); Joined the Adviser in 2003 and MFC Global (U.S.A.) in 2009.

SHARE CLASSES AND RULE 12B-1 PLANS

Share Classes

The funds may issue four classes of shares: Series I, Series II, Series III and NAV shares (not all funds issue all shares classes). Each share class is the same except for differences in the allocation of fund expenses and voting rights as described below.

The expenses of each fund are generally borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the fund attributable to shares of each class. “Class expenses,” however, are allocated to each class. “Class expenses” include Rule 12b-1 fees (if any) paid by a share class and other expenses determined by the Adviser to be properly allocable to a particular class. The Adviser will make such allocations in a manner and using such methodology as it determines to be reasonably appropriate, subject to ratification or approval by the Board. The kinds of expenses that the Adviser may allocate to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class; (iii) Trustees’ fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

All shares of each fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

Rule 12b-1 Plans

Rule 12b-1 fees will be paid to the JHT’s Distributor, John Hancock Distributors, LLC, or any successor thereto (the “Distributor”).

To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

(i) for any expenses relating to the distribution of the shares of the class,

(ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

(iii) for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority.

Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT’s investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

The annual Rule 12b-1 fee rate currently accrued by each fund is set forth in the expense table of each fund. Subject to the approval of the Board, each fund may under the 12b-1 Plans charge Rule 12b-1 fees up to the following maximum annual rates:

Series I shares

an annual rate of up to 0.15%* of the net assets of the Series I shares

*0.60% in the case of the American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust and American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust and Core Diversified Growth & Income Trust.

*0.35% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series II shares

an annual rate of up to 0.35%* of the net assets of the Series II shares

*0.75% in the case of the American Bond Trust, American Growth Trust, American Blue Chip Income and Growth Trust, American Growth-Income Trust and American International Trust, American Asset Allocation Trust, American Global Growth Trust, American Global Small Capitalization Trust, American High-Income Bond Trust, American New World Trust, American Fundamental Holdings Trust, American Global Diversification Trust, Core Diversified Growth & Income Trust.

*0.55% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Series III shares

an annual rate of up to 0.25% of the net assets of the Series III shares

*0.15% in the case of the Core Fundamental Holdings Trust and Core Global Diversification Trust.

Rule 12b-1 fees are paid out of a fund’s assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a fund and may, over time, be greater than other types of sales charges.

GENERAL INFORMATION

Purchase and Redemption of Shares

Shares of each fund are offered continuously, without sales charge, and are sold and redeemed at a price equal to their net asset value (NAV) next computed after a purchase payment or redemption request is received. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

•	trading on the NewYork Stock Exchange (“NYSE”) is restricted, as determined by the SEC, or the NYSE is closed for other than weekends and holidays;

•	an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or
•	the SEC by order so permits for the protection of security holders of JHT.

Shares of the funds are not sold directly to the public but generally may be sold only to insurance companies and their separate accounts as the underlying investment media for variable annuity and variable life insurance contracts issued by such companies, to certain entities affiliated with the insurance companies, to those funds of JHT that operate as funds of funds and invest in other funds (“Underlying Funds”) and to certain qualified retirement plans (“qualified plans”).

Due to differences in tax treatments and other considerations, the interests of holder of variable annuity and variable life insurance contracts, and the interests of holders of variable contracts and qualified plan investors, that participate in JHT may conflict. The Board of Trustees of JHT (the “Board” or “Trustees”) will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

Calculation of NAV

The NAV of each fund’s share class is determined once daily as of the close of regular trading of the New York Stock Exchange (NYSE) (typically 4:00 p.m., Eastern Standard Time) on each business day that the NYSE is open. On holidays or other days when the NYSE is closed, the NAV is not calculated and the funds do not transact purchase or redemption requests. The time at which shares are priced and until which purchase and redemption orders are accepted may be changed as permitted by the Securities and Exchange Commission.

Each fund’s (except the Money Market Trusts) share class has its own NAV, which is computed by dividing the total assets, minus liabilities, allocated to each share class by the number of fund shares outstanding for that class.

Valuation of Securities

Except as noted below, securities held by a fund are primarily valued on the basis of market quotations or official closing prices. Securities held by each Money Market Trust and certain short-term debt instruments are valued on the basis of amortized cost. Shares of other open-end investments companies held by a fund are valued based on the NAV of the underlying fund.

Fair Valuation of Securities.  If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security’s value has been materially affected by events occurring before the fund’s pricing time but after the close of the exchange or market on which the security is principally traded, the security will be valued at its fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to the fund’s Pricing Committee, and the actual calculation of a security’s fair value may be made by persons acting pursuant to the direction of the Trustees.

In deciding whether to a fair value a security, a fund’s Pricing Committee may review a variety of factors, including:

in the case of foreign securities:

•	developments in foreign markets,
•	the performance of U.S. securities markets after the close of trading in the market, and
•	the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities.

in the case of fixed income securities:

•	actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets.

in the case of all securities:

•	political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded,
•	announcements relating to the issuer of the security concerning matters such as trading suspensions, acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry, and
•	events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets).

Fair value pricing of securities is intended to help ensure that a fund’s NAV reflects the fair market value of the fund’s portfolio securities as of the close of regular trading on the NYSE (as opposed to a value that is no longer reflects market value as of such close), thus limiting the opportunity for aggressive traders or market timers to purchase shares of the fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain thereby diluting the interests of long-term shareholders. However, a security’s valuation may differ depending on the method used for determining value, and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. The use of fair value pricing has the effect of valuing a security based upon the price that a fund might reasonably expect to receive if it sold that security in an orderly transaction between market participants but does not guarantee that the security can be sold at the fair value price. Further, because of the inherent uncertainty and subjective nature of fair valuation, a fair valuation price may differ significantly from the value that would have been used had a readily available market price for the investment existed, and these differences could be material. With respect to any portion of a fund’s assets that is invested in an other open-end investment company, that portion of the fund’s NAV is calculated based on the NAV of that investment company. The prospectus for the other investment company explains the circumstances and effects of fair value pricing for that other investment company.

Dividends

JHT intends to declare as dividends substantially all of the net investment income, if any, of each fund. Dividends from the net investment income and the net capital gain, if any, for each fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that fund or paid in cash.

The Money Market Trust seek to maintain a constant per share NAV of $10.00. As of June 1, 2010, as the result of a 10-for-one share split effective on that date, the Money Market Trust will also seek to maintain a constant NAV per share of $1.00. Dividends from net investment income for each of these funds will generally be declared and reinvested, or paid in cash, as to a share class daily. However, if class expenses exceed class income on any given day, as may occur from time to time in the current investment environment, the fund may determine not to pay a dividend on the class on that day and to resume paying dividends on that class only when, on a future date, the accumulated net investment income of the class is positive. The accumulated net investment income for a class on any day is equal to the accumulated income attributable to that class less the accumulated expenses attributable to that class since the last payment of a dividend on that class. When a fund resumes paying a dividend on a class, the amount of the initial dividend will be the accumulated net investment income for the class on the date of payment. As a result of this policy, a fund: (1) on any given day, may pay a dividend on all of its classes, on none of its classes or on some but not all of its classes; (2) may not pay a dividend on one or more classes for one or more indeterminate periods which may be as short as a day or quite lengthy; and (3) may, during a period in which it does not pay a dividend on a class, have days on which the net investment income for that class is positive but is not paid as a dividend because the accumulated net investment income for the class continues to be negative. In addition, a shareholder who purchases shares of a class with a negative accumulated net investment income could hold those shares during a period of positive net investment income and never receive a dividend unless and until that accumulated positive net investment income exceeded the negative accumulated net investment income at the time of purchase.

Disruptive Short Term Trading

None of the funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities, which may increase portfolio transaction costs, disrupt management of a fund (affecting a subadviser’s ability to effectively manage a fund in accordance with its investment objective and policies) and dilute the interest in a fund held for long-term investment (“Disruptive Short-Term Trading”).

The Board has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

First, to the extent that there is a delay between a change in the value of a fund’s holdings, and the time when that change is reflected in the NAV of the fund’s shares, the fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as “market timing” or “stale price arbitrage,” by the appropriate use of “fair value” pricing of the funds’ portfolio securities. See “Purchases and Redemption of Shares” above for further information on fair value pricing.

Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

Pursuant to Rule 22c-2 under the 1940 Act, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading that such limitations and ability may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of fund shares by multiple investors are aggregated for presentation to a fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser’s ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

Market timers may target funds with the following types of investments:

1.	Funds with significant investments in foreign securities traded on markets that close before the fund determines its NAV.

2.	Funds with significant investments in high yield securities that are infrequently traded; and

3.	Funds with significant investments in small cap securities.

Market timers may also target funds with other types of investments for frequent trading of shares.

Policy Regarding Disclosure of Fund Portfolio Holdings

A description of the funds’ policies and procedures regarding disclosure of portfolio holdings can be found in the SAI.

Marketing Expense Allowance

JHT’s distributor, John Hancock Distributors, LLC pays American Funds Distributors, Inc. (“AFD”) a marketing expense allowance for AFD’s marketing assistance equal to the marketing expense rate set forth below multiplied by the dollar amount of new and subsequent investments received by the American Fund Insurance Series from the JHT Feeder Funds and the fund of funds during the calendar year.

Aggregate Amount of New and Subsequent Investments
Received by the American Funds Insurance Series from
the Feeder Funds and the fund of funds [(excluding
exchanges other than exchanges through dollar cost
Marketing Expense Rate	averaging programs)] during the calendar year.
0.16%	$0-1.5 Billion
0.14%	Between $1.5 and $3.0 Billion
0.10%	Excess of $3.0 Billion

Calculation of Portfolio Turnover

A fund’s portfolio turnover rate for the fiscal year ended December 31, 2009 includes the effect of certain short term investments, if any, in a collateral management vehicle.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund for the past five years (or since inception in the case of a fund in operation for less than five years.) Certain information reflects financial results for a single share of a fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced. A fund’s portfolio turnover rate for the fiscal year ended December 31, 2009 includes the effect of certain short term investments, if any, in a collateral management vehicle.

The financial statements of JHT as of December 31, 2009, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT’s financial statements, in JHT’s annual report which has been incorporated by reference into the SAI and is available upon request.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Allocation Trust
Series II
12-31-2009[1]	12.50	0.37	[2]	2.40	2.77	(0.21)	(0.29)	—	(0.50)	14.77	22.10	[3,4,5]	0.70	[6,7,8]	0.32	[6,7]	3.84	[6]	31	18

1The inception date for Series I and Series II shares is 5-1-09.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary between 0.49% and 1.06% based on the mix of underlying funds held by the portfolio for 2009.
8Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Balanced Trust
Series II
12-31-2009[1]	12.50	0.28	[2]	2.38	2.66	(0.15)	(0.07)	—	(0.22)	14.94	21.26	[3,4,5]	0.56	[6,7]	0.32	[6]	2.95	[6]	49	4

1The inception date for Series I and Series II shares is 5-1-09.
2Based on the average daily shares outstanding.
3Not annualized.
4Assumes dividend reinvestment (if applicable).
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Annualized.
7Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Disciplined Diversification Trust
Series II
12-31-2009[1]	12.50	0.47	[2,3]	2.66	3.13	(0.25)	(0.06)	—	(0.31)	15.32	25.02	[4,5,6]	0.54	[7,8]	0.32	[7,9]	4.74	[3,7]	62	8

1The inception date for Series II shares is 5-1-09.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Not annualized.
5Total returns would have been lower had certain expenses not been reduced during the periods shown.
6Assumes dividend reinvestment (if applicable).
7Annualized.
8Does not take into consideration expense reductions during the periods shown.
9Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.49% – 0.70% based on the mix of underlying funds held by the portfolio for 2009.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
Income (loss) from
		investment operations				Less Distributions								Ratios to average net assets
Net real-
				ized and										Expenses		Expenses
	Net asset	Net		unrealized	Total from						Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net					value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net		From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain		paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)		($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Core Global Diversification Trust
Series II
12-31-2009[1]	12.50	0.45	[2,3]	2.46	2.91	(0.20)	—	[4]	—	(0.20)	15.21	23.26	[5,6,7]	0.74	[8,9]	0.60	[8,10]	4.49	[3,8]	129	20

1The inception date for Series II and Series III shares is 5-1-09.
2Based on the average daily shares outstanding.
3Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
4Less than $0.005 per share.
5Assumes dividend reinvestment (if applicable).
6Not annualized.
7Total returns would have been lower had certain expenses not been reduced during the periods shown.
8Annualized.
9Does not take into consideration expense reductions during the periods shown.
10Ratios do not include expense indirectly incurred from underlying funds whose expense ratios can vary between 0.29% – 0.56% based on the mix of underlying funds held by the portfolio for 2009.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including			Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions	Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts	investment		end of		Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured	income (loss)		period		turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)		(in millions)		(%)
Core Strategy Trust
Series II
12-31-2009	9.70	0.18	[1,2]	1.91	2.09	(0.16)	(0.08)	—	(0.24)	11.55	21.65	[3,4]	0.33	[5,6]	0.27	1.72	[2]	588		22
12-31-2008	13.39	0.15	[1,2]	(3.70)	(3.55)	(0.13)	(0.01)	—	(0.14)	9.70	(26.47)[3,4]		0.35	[5,6]	0.27	1.31	[2]	354		5
12-31-2007	13.37	0.45	[1,2]	0.42	0.87	(0.43)	(0.42)	—	(0.85)	13.39	6.55	[3,4]	0.33	[5,6]	0.27	3.23	[2]	337		2
12-31-2006[7]	12.50	0.28	[1,2]	0.89	1.17	(0.19)	(0.10)	(0.01)	(0.30)	13.37	9.50	[3,4,8]	0.39	[5,6,9]	0.27	2.41	[2,9]	109		3	[8]
Series NAV
12-31-2009	9.67	0.43	[1,2]	1.68	2.11	(0.19)	(0.08)	—	(0.27)	11.51	21.93	[3,4]	0.08	[5,6]	0.02	3.97	[2]	9		22
12-31-2008[10]	13.09	0.27	[1,2]	(3.52)	(3.25)	(0.16)	(0.01)	—	(0.17)	9.67	(24.82)[3,4,8]		0.10	[5,6,9]	0.02	3.85	[2,9]	—	[11]	5	[8]

1Based on the average daily shares outstanding.
2Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
3Assumes dividend reinvestment (if applicable).
4Total returns would have been lower had certain expenses not been reduced during the periods shown.
5Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
6Does not take into consideration expense reductions during the periods shown.
7The inception date for Series II shares is 2-10-06.
8Not annualized.
9Annualized.
10The inception date for Series I and Series NAV shares is 4-28-08.
11Less than $500,000.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Balanced Trust
Series II
12-31-2009	8.56	0.36	[1,2]	2.25	2.61	(0.34)	(0.08)	—	(0.42)	10.75	30.48	[3]	0.31	[4]	0.31	[4,5]	3.71	[1]	9,973	34
12-31-2008	13.56	0.36	[1,2]	(4.49)	(4.13)	(0.34)	(0.53)	—	(0.87)	8.56	(31.45)[3]		0.32	[4]	0.32	[4]	3.11	[1]	6,959	36
12-31-2007	13.79	0.60	[1,2]	0.24	0.84	(0.59)	(0.48)	—	(1.07)	13.56	6.26	[3]	0.31	[4]	0.31	[4]	4.30	[1]	9,496	13
12-31-2006	13.89	0.21	[1,2]	1.38	1.59	(0.25)	(1.40)	(0.04)	(1.69)	13.79	12.51	[3]	0.30	[4]	0.30	[4]	1.60	[1]	7,318	19
12-31-2005	13.78	0.18	[1,2]	0.70	0.88	(0.28)	(0.49)	—	(0.77)	13.89	6.80	[3]	0.30	[4]	0.30	[4]	1.34	[1]	4,538	99
Series NAV
12-31-2009	8.60	0.36	[1,2]	2.30	2.66	(0.37)	(0.08)	—	(0.45)	10.81	30.90	[3]	0.06	[4]	0.06	[4,5]	3.79	[1]	1,221	34
12-31-2008	13.63	1.43	[1,2]	(5.56)	(4.13)	(0.37)	(0.53)	—	(0.90)	8.60	(31.28)[3]		0.08	[4]	0.08	[4]	14.44	[1]	1,035	36
12-31-2007	13.86	0.65	[1,2]	0.23	0.88	(0.63)	(0.48)	—	(1.11)	13.63	6.52	[3]	0.06	[4]	0.06	[4]	4.67	[1]	103	13
12-31-2006	13.92	0.21	[1,2]	1.42	1.63	(0.25)	(1.40)	(0.04)	(1.69)	13.86	12.80	[3]	0.05	[4]	0.05	[4]	1.61	[1]	52	19
12-31-2005[6]	12.67	—	[1,2,7]	1.26	1.26	— [7]	(0.01)	—	(0.01)	13.92	9.94	[3,8]	0.06	[4,9]	0.06	[4,9]	(0.03)[1,9]		12	99

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period Ended	Lifestyle Balanced Trust

12/31/2009	0.49%-1.23%
12/31/2008	0.49%-1.17%
12/31/2007	0.49%-1.12%

6The inception date for Series NAV shares is 4-29-05.
7Less than $0.005 per share.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Conservative Trust
Series II
12-31-2009	10.22	0.52	[1,2]	1.67	2.19	(0.47)	(0.16)	—	(0.63)	11.78	21.44	[3]	0.32	[4]	0.32	[4,5]	4.65	[1]	2,266	37
12-31-2008	12.96	0.63	[1,2]	(2.63)	(2.00)	(0.49)	(0.25)	—	(0.74)	10.22	(15.67)[3]		0.32	[4]	0.32	[4,5]	5.30	[1]	1,297	31
12-31-2007	13.37	0.91	[1,2]	(0.24)	0.67	(0.90)	(0.18)	—	(1.08)	12.96	5.17	[3]	0.31	[4]	0.31	[4,5]	6.85	[1]	738	27
12-31-2006	13.40	0.35	[1,2]	0.66	1.01	(0.43)	(0.61)	—	(1.04)	13.37	8.13	[3]	0.31	[4]	0.31	[4]	2.71	[1]	524	34
12-31-2005	14.19	0.32	[1,2]	0.04	0.36	(0.43)	(0.72)	—	(1.15)	13.40	2.81	[3]	0.30	[4]	0.30	[4]	2.39	[1]	422	104
Series NAV
12-31-2009	10.28	0.56	[1,2]	1.66	2.22	(0.50)	(0.16)	—	(0.66)	11.84	21.63	[3]	0.07	[4]	0.07	[4,5]	4.99	[1]	20	37
12-31-2008	13.03	0.68	[1,2]	(2.66)	(1.98)	(0.52)	(0.25)	—	(0.77)	10.28	(15.43)[3]		0.07	[4]	0.07	[4,5]	5.72	[1]	10	31
12-31-2007	13.45	1.02	[1,2]	(0.32)	0.70	(0.94)	(0.18)	—	(1.12)	13.03	5.35	[3]	0.06	[4]	0.06	[4,5]	7.60	[1]	5	27
12-31-2006	13.44	0.29	[1,2]	0.77	1.06	(0.44)	(0.61)	—	(1.05)	13.45	8.43	[3]	0.06	[4]	0.06	[4]	2.22	[1]	3	34
12-31-2005[6]	12.99	(0.01)[1,2]		0.46	0.45	—	—	—	—	13.44	3.46	[3,7]	0.06	[4,8]	0.06	[4,8]	(0.06)[1,8]		1	104

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period Ended	Lifestyle Conservative Trust

12/31/2009	0.49%-0.99%
12/31/2008	0.49%-1.11%
12/31/2007	0.63%-1.06%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Growth Trust
Series II
12-31-2009	7.98	0.24	[1,2]	2.39	2.63	(0.24)	(0.05)	—	(0.29)	10.32	32.95	[3]	0.32	[4]	0.32	[4,5]	2.71	[1]	12,053	37
12-31-2008	13.73	0.25	[1,2]	(5.09)	(4.84)	(0.24)	(0.67)	—	(0.91)	7.98	(36.67)[3]		0.32	[4]	0.32	[4,5]	2.21	[1]	8,826	40
12-31-2007	13.88	0.40	[1,2]	0.59	0.99	(0.44)	(0.70)	—	(1.14)	13.73	7.26	[3]	0.31	[4]	0.31	[4,5]	2.82	[1]	13,018	17
12-31-2006	14.03	0.13	[1,2]	1.59	1.72	(0.21)	(1.66)	—	(1.87)	13.88	13.28	[3]	0.30	[4]	0.30	[4]	0.96	[1]	9,552	22
12-31-2005	13.39	0.10	[1,2]	0.99	1.09	(0.17)	(0.28)	—	(0.45)	14.03	8.51	[3]	0.30	[4]	0.30	[4]	0.74	[1]	4,881	111
Series NAV
12-31-2009	8.00	0.28	[1,2]	2.38	2.66	(0.26)	(0.05)	—	(0.31)	10.35	33.32	[3]	0.07	[4]	0.07	[4,5]	3.08	[1]	323	37
12-31-2008	13.78	0.30	[1,2]	(5.15)	(4.85)	(0.26)	(0.67)	—	(0.93)	8.00	(36.53)[3]		0.07	[4]	0.07	[4,5]	2.71	[1]	211	40
12-31-2007	13.96	0.45	[1,2]	0.58	1.03	(0.51)	(0.70)	—	(1.21)	13.78	7.55	[3]	0.06	[4]	0.06	[4,5]	3.22	[1]	234	17
12-31-2006	14.07	0.14	[1,2]	1.62	1.76	(0.21)	(1.66)	—	(1.87)	13.96	13.58	[3]	0.05	[4]	0.05	[4]	1.03	[1]	115	22
12-31-2005[6]	12.46	—	[1,2,7]	1.63	1.63	— [7]	(0.02)	—	(0.02)	14.07	13.08	[3,8]	0.06	[4,9]	0.06	[4,9]	(0.03)[1,9]		23	111

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period Ended	Lifestyle Growth Trust

12/31/2009	0.49%-1.25%
12/31/2008	0.49%-1.18%
12/31/2007	0.49%-1.29%

6The inception date for Series NAV shares is 4-29-05.
7Less than $0.005 per share.
8Not annualized.
9Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Lifestyle Moderate Trust
Series II
12-31-2009	9.12	0.42	[1,2]	2.03	2.45	(0.39)	(0.08)	—	(0.47)	11.10	26.86	[3]	0.32	[4]	0.32	[4,5]	4.18	[1]	2,925	31
12-31-2008	12.95	0.47	[1,2]	(3.57)	(3.10)	(0.43)	(0.30)	—	(0.73)	9.12	(24.36)[3]		0.32	[4]	0.32	[4]	4.07	[1]	1,890	28
12-31-2007	13.32	0.74	[1,2]	(0.08)	0.66	(0.73)	(0.30)	—	(1.03)	12.95	5.08	[3]	0.31	[4]	0.31	[4]	5.56	[1]	2,042	13
12-31-2006	13.33	0.26	[1,2]	1.00	1.26	(0.31)	(0.93)	(0.03)	(1.27)	13.32	10.18	[3]	0.31	[4]	0.31	[4]	2.02	[1]	1,560	19
12-31-2005	13.80	0.24	[1,2]	0.26	0.50	(0.33)	(0.64)	—	(0.97)	13.33	4.00	[3]	0.30	[4]	0.30	[4]	1.80	[1]	1,108	101
Series NAV
12-31-2009	9.16	0.50	[1,2]	1.99	2.49	(0.42)	(0.08)	—	(0.50)	11.15	27.19	[3]	0.07	[4]	0.07	[4,5]	4.84	[1]	37	31
12-31-2008	13.01	0.58	[1,2]	(3.68)	(3.10)	(0.45)	(0.30)	—	(0.75)	9.16	(24.16)[3]		0.07	[4]	0.07	[4]	5.08	[1]	19	28
12-31-2007	13.38	0.84	[1,2]	(0.15)	0.69	(0.76)	(0.30)	—	(1.06)	13.01	5.34	[3]	0.06	[4]	0.06	[4]	6.30	[1]	13	13
12-31-2006	13.35	0.24	[1,2]	1.06	1.30	(0.31)	(0.93)	(0.03)	(1.27)	13.38	10.50	[3]	0.06	[4]	0.06	[4]	1.88	[1]	5	19
12-31-2005[6]	12.59	(0.01)[1,2]		0.77	0.76	—	—	—	—	13.35	6.04	[3,7]	0.06	[4,8]	0.06	[4,8]	(0.06)[1,8]		2	101

1Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
2Based on the average daily shares outstanding.
3Assumes dividend reinvestment (if applicable).
4Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
5Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period Ended	Lifestyle Moderate Trust

12/31/2009	0.49%-1.23%
12/31/2008	0.34%-1.17%
12/31/2007	0.34%-1.38%

6The inception date for Series NAV shares is 4-29-05.
7Not annualized.
8Annualized.

JOHN HANCOCK TRUST
FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including		Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions	Net	assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts	investment	end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured	income (loss)	period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)	(%)	(in millions)	(%)
Money Market Trust
Series I
12-31-2009	10.00	0.02	[1]	—	0.02	(0.02)	—	—	(0.02)	10.00	0.20	[2,3]	0.57	[4]	0.53	0.19	3,383	—
12-31-2008	10.00	0.18	[1]	—	0.18	(0.18)	—	—	(0.18)	10.00	1.76	[2,3]	0.58	[4]	0.58	1.66	3,708	—
12-31-2007	10.00	0.45	[1]	—	0.45	(0.45)	—	—	(0.45)	10.00	4.56	[2,3]	0.56	[4]	0.55	4.43	2,504	—
12-31-2006	10.00	0.44	[1]	—	0.44	(0.44)	—	—	(0.44)	10.00	4.43	[2,3]	0.56	[4]	0.56	4.36	2,316	—
12-31-2005	10.00	0.26	[1]	—	0.26	(0.26)	—	—	(0.26)	10.00	2.60	[2]	0.56		0.56	2.63	2,113	—

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations				Less Distributions							Ratios to average net assets
				Net real-
				ized and									Expenses		Expenses
	Net asset	Net		unrealized	Total from					Net asset			before		including				Net
	value,	investment		gain (loss)	investment	From net				value,			reductions		reductions		Net		assets,
	beginning	income		on invest-	oper-	investment	From net	From capital	Total	end of	Total		and amounts		and amounts		investment		end of	Portfolio
	of period	(loss)		ments	ations	income	realized gain	paid-in	distributions	period	return		recaptured		recaptured		income (loss)		period	turnover
Period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)		(%)		(%)		(in millions)	(%)
Total Bond Market Trust A
Series II
12-31-2009	13.39	0.46	[1]	0.10	0.56	(0.34)	(0.14)	—	(0.48)	13.47	4.21	[2,3]	0.75	[4]	0.75		3.39		1	39
12-31-2008	12.89	0.53	[1]	0.18	0.71	(0.18)	(0.03)	—	(0.21)	13.39	5.52	[2,3]	0.77	[4]	0.77		4.04		1	139
12-31-2007[5,6]	12.79	0.37	[1]	0.23	0.60	(0.50)	—	—	(0.50)	12.89	4.71	[2,3,7]	0.76	[4,8]	0.76	[8]	4.34	[8]	1	91	[7]
Series NAV
12-31-2009	13.38	0.49	[1]	0.11	0.60	(0.38)	(0.14)	—	(0.52)	13.46	4.47	[2,3]	0.50	[4]	0.50		3.63		1,029	39
12-31-2008	12.87	0.53	[1]	0.22	0.75	(0.21)	(0.03)	—	(0.24)	13.38	5.86	[2,3]	0.52	[4]	0.52		4.04		651	139
12-31-2007[5]	12.57	0.61	[1]	0.22	0.83	(0.53)	—	—	(0.53)	12.87	6.63	[2,3]	0.52	[4]	0.51		4.76		102	91
12-31-2006[6]	12.50	0.52	[1]	(0.04)[9]	0.48	(0.41)	—	—	(0.41)	12.57	3.85	[2,3,7]	0.55	[4,8]	0.54	[8]	4.56	[8]	33	66	[7]

1Based on the average daily shares outstanding.
2Assumes dividend reinvestment (if applicable).
3Total returns would have been lower had certain expenses not been reduced during the periods shown.
4Does not take into consideration expense reductions during the periods shown.
5Prior to 11-9-07, the Portfolio was named Bond Index Trust A.
6The inception date for Series I, Series II and Series NAV is 2-10-06, 5-3-07 and 2-10-06, respectively.
7Not annualized.
8Annualized.
9The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.

APPENDIX A

SCHEDULE OF MANAGEMENT FEES

Set forth below is the schedule of the annual percentage rates of the management fees for the funds. For certain funds the advisory or management fee for the fund is calculated by applying to the net assets of the fund an annual fee rate, which is determined based on the application of the annual percentage rates for the fund to the “Aggregate Net Assets” of the fund. Aggregate Net Assets of a fund include the net assets of the fund, and in most cases, the net assets of one or more other John Hancock Fund Complex funds (or portions thereof) indicated below that have the same subadviser as the fund. If a fund and such other fund(s) (or portions thereof) cease to have the same subadviser, their assets will no longer be aggregated for purposes of determining the applicable annual fee rate for the fund.

Fund	APR	Advisory Fee Breakpoint

Core Allocation Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Balanced Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Core Disciplined Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”). The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Fund	APR	Advisory Fee Breakpoint

Core Fundamental Holdings Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.050%	— first $500 milllion; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 milllion; and
	0.490%	— excess over $500 million.

Core Global Diversification Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II, JHF III and American Funds Insurance Series (“Affiliated and AFIS Funds Assets”)* and (b) a fee on assets not invested in Affiliated and AFIS Funds (“Other Assets”). The fee on Affiliated Funds and AFIS Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Affiliated and AFIS Fund Assets of the fund.
	0.050%	— first $500 milllion; and
	0.040%	— excess over $500 million.
The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $500 milllion; and
	0.490%	— excess over $500 million.

Core Strategy Trust		The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund:
	0.050%	— first $500 million; and
	0.040%	— excess over $500 million.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the fund determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund:
	0.500%	— first $500 million; and
	0.490%	— excess over $500 million.

Lifestyle Balanced Trust

Lifestyle Conservative Trust

Lifestyle Growth Trust

Fund	APR	Advisory Fee Breakpoint

Lifestyle Moderate Trust (Collectively, the “JHT Lifestyle Trusts”)
The management fee has two components: (a) a fee on assets invested in funds of JHT, JHF II or JHF III (“Affiliated Funds Assets”)* and (b) a fee on assets not invested in Affiliated Funds (“Other Assets”).
(a) The fee on Affiliated Funds Assets is stated as an annual percentage of the current value of the aggregate net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the fund.
	0.050%	— first $7.5 billion; and
	0.040%	— excess over $7.5 billion.
(b) The fee on Other Assets is stated as an annual percentage of the current value of the net assets of the JHT Lifestyle Trusts and the Lifestyle Portfolios that are series of JHF II determined in accordance with the following schedule and that rate is applied to the Other Assets of the fund.
	0.500%	— first $7.5 billion; and
	0.490%	— excess over $7.5 billion.

Money Market Trust	0.500%	— first $500 million; and
	0.470%	— excess over $500 million. (Aggregate Net Assets include the net assets of the fund and the Money Market Trust, a series of JHF II.)

Total Bond Market Trust A	0.470%	— all asset levels.

Ultra Short Term Bond Trust	0.550%	— first $250 million; and
	0.530%	— excess over $250 million. (Aggregate Net Assets include the net assets only of the fund.)

.

* The following JHT funds are not included in Affiliated Fund Assets: Money Market Trust B, 500 Index Trust B, International Equity Index Trust B and Total Bond Market Trust B.

FOR MORE INFORMATION

The following documents are available, which offer further information on JHT:

Annual/Semi-Annual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors’ report (in annual report only).

Statement of Additional Information

The SAI contains more detailed information on all aspects of the Funds. The SAI includes a summary of JHT’s policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. The current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this Prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Trust
601 Congress Street
Boston, MA 02210

By phone: 1-800-344-1029

On the Internet:  www.jhlifeinsurance.com or www.jhannuities.com

Or You May View or Obtain These Documents and Other Information

About the Fund from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC’s Public Reference Room in Washington, DC
For access to the Reference Room call 1-202-551-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

1940 Act File No. 811-04146